Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A ordinary shares subject to possible redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Temporary Equity [Line Items]
Gross proceeds from IPO			5,750,000
Gross proceeds from IPO			$ 57,500,000
Less:
Proceeds allocated to Public Rights
Proceeds allocated to Public Rights			$ (1,265,000)
Allocation of offering costs related to redeemable shares
Allocation of offering costs related to redeemable shares			$ (1,554,984)
Plus:
Accretion of carrying value to redemption value
Accretion of carrying value to redemption value	$ 299,353	$ 2,180,512	$ 639,472
Cash deposited in trust account for term extension
Cash deposited in trust account for term extension	$ 450,000
Remeasurement of carrying value to redemption value
Remeasurement of carrying value to redemption value		$ 2,230,500
Subsequent measurement of ordinary shares to redemption value
Subsequent measurement of ordinary shares to redemption value			$ 609,787
Public shareholder redemptions		(2,819,767)
Public shareholder redemptions		$ (29,451,965)
Extension fees
Extension fees		$ 450,000
Class A ordinary shares subject to possible redemption	2,930,233	2,930,233	5,750,000
Class A ordinary shares subject to possible redemption	$ 32,087,675	$ 31,338,322	$ 55,929,275